Inventory (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of inventories [text block] [Abstract]
Schedule of inventory
	December 31
	2020	2019
	USD in thousands

Raw materials and supplies	44	24
Work in progress	-	316
Finished goods	278	584
Provision for impairment	(79)	(24)
	243	900